Note 3 - Discontinued Operations (Details) - Assets and Liabilities Of Discontinued Operations (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets and Liabilities Of Discontinued Operations [Abstract]
Accounts receivable and other receivables		$ 1,340
Other assets		9,556
Total current assets of discontinued operations		10,896
Security deposit – escrow account for installation jobs	200,000	200,000
Total assets of discontinued operations	200,000	210,896
Accrued liabilities		8,656
Accrued warranty	967,928	1,042,663
Deferred revenue		1,500
Total current liabilities	967,928	1,052,819
Total discontinued operations liabilities	$ 967,928	$ 1,052,819